Portfolio of Trading Securities (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 INR (₨)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	₨ 304,311.2	$ 4,036.5	₨ 265,011.1
Gross Unrealized Gains	701.4	9.3	506.2
Gross Unrealized Losses	49.7	0.7	1.2
Fair Value	304,962.9	$ 4,045.1	265,516.1
Debt Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	211,627.3		168,075.5
Gross Unrealized Gains	600.0		179.0
Gross Unrealized Losses	49.7		1.2
Fair Value	212,177.6		168,253.3
Debt Securities | Government of India securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	207,131.4		134,084.9
Gross Unrealized Gains	592.9		163.2
Gross Unrealized Losses	17.2		0.1
Fair Value	207,707.1		134,248.0
Debt Securities | Other corporate/financial institution securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	4,495.9		33,990.6
Gross Unrealized Gains	7.1		15.8
Gross Unrealized Losses	32.5		1.1
Fair Value	4,470.5		34,005.3
Other securities (including mutual fund units)
Schedule of Trading Securities and Other Trading Assets [Line Items]
Amortized Cost	92,683.9		96,935.6
Gross Unrealized Gains	101.4		327.2
Gross Unrealized Losses	0.0		0.0
Fair Value	₨ 92,785.3		₨ 97,262.8